Provisions - United Kingdom entities - Post employment plans and other similar obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits
Contributions to defined contribution pension funds	€ 286	€ 283	€ 292
Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	(8.67%)
United Kingdom
Employee Benefits
Contributions to defined contribution pension funds	€ 89	€ 91	€ 93
Actuarial assumptions
Annual discount rate	1.90%	1.28%	2.11%
Mortality tables	The S3 Middletables weightedat 84% of theCMI_2020projection withan initial additionof 0.15%,smoothingparameter 7 and improving 1.25%.	The S3 Middletables weightedat 84% of theCMI_2018projection withan initial additionof 0.15%,smoothingparameter 7 andimproving1.25%.	The S3 Middletables weightedat 84% of theCMI_2018projection withan initial additionof 0.15%,smoothingparameter 7 andimproving1.25%.
Cumulative annual CPI growth	3.37%	2.95%	3.01%
Annual salary increase rate	1.00%	1.00%	1.00%
Annual pension increase rate	3.21%	2.85%	2.91%
United Kingdom | Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	9.74%
United Kingdom | Inflation rate assumption
Sensitivity analysis for actuarial assumptions
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	(6.00%)
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	6.19%